Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000254753
Shareholder Report [Line Items]
Fund Name	Broad Market Core Bond ETF
Trading Symbol	AFIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Broad Market Core Bond ETF for the period from December 4, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	1-866-701-2575
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Broad Market Core Bond ETF	$6	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.19%
AssetsNet	$ 173,021,607
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 43,687
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$173,021,607
# of portfolio holdings	555
Portfolio turnover rate	73%
Total advisory fees paid	$43,687

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	34.9
Corporate bonds and notes	27.0
U.S. Treasury securities	17.7
Asset-backed securities	9.9
Yankee corporate bonds and notes	4.0
Non-agency mortgage-backed securities	3.3
Municipal obligations	3.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Bonds, 4.63%, 11-15-2044	5.8
U.S. Treasury Bonds, 4.25%, 8-15-2054	4.8
U.S. Treasury Notes, 4.25%, 12-31-2026	3.1
U.S. Treasury Notes, 4.25%, 1-15-2028	3.1
FHLMC, 5.50%, 1-1-2055	2.1
FNMA, 5.09%, 1-1-2031	1.7
FNMA, 5.00%, 3-1-2054	1.5
FNMA, 6.00%, 3-1-2055	1.4
FNMA, 5.04%, 1-1-2031	1.3
FNMA, 5.00%, 1-1-2031	1.2

C000254754
Shareholder Report [Line Items]
Fund Name	Core Plus ETF
Trading Symbol	APLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus ETF for the period from December 4, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	1-866-701-2575
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Plus ETF	$10	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.30%
AssetsNet	$ 219,900,708
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 83,097
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$219,900,708
# of portfolio holdings	437
Portfolio turnover rate	119%
Total advisory fees paid	$83,097

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.2
Corporate bonds and notes	18.5
U.S. Treasury securities	16.6
Asset-backed securities	10.0
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	6.1
Foreign corporate bonds and notes	4.5
Foreign government bonds	2.7
Yankee government bonds	1.3
Loans	0.2
Investment companies	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	5.9
U.S. Treasury Bonds, 4.13%, 8-15-2044	4.0
U.S. Treasury Bonds, 4.25%, 8-15-2054	3.1
FNMA, 2.50%, 2-1-2051	2.8
FNMA, 2.00%, 4-1-2052	2.8
FNMA, 5.50%, 3-1-2055	2.3
GNMA, 5.00%, 11-20-2054	2.2
GNMA, 5.50%, 3-15-2055	2.1
FNMA, 6.00%, 3-15-2055	1.9
GNMA, 6.00%, 3-15-2055	1.8